Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Schedule of Related Parties	The related parties are summarized as follow:
Cartesian Capital Group, LLC	Ultimate controlling party
Pangaea Two, LP	Intermediate holding company
Pangaea Two Acquisition Holdings XXIIA, Ltd.	Parent company
Tim Hortons Restaurants International GmbH	Shareholder of the Company
Pangaea Three Acquisition Holdings IV, Limited	A subsidiary of ultimate holding company and shareholder of the Company subsequent to March 30, 2023
TDL Group Corp	A subsidiary of investor’s ultimate holding company
Pangaea Data Tech (Shanghai) Co., Ltd	A subsidiary of investor’s ultimate holding company
PLK APAC Pte. Ltd.	A subsidiary of investor’s ultimate holding company

Schedule of Related Party Transactions	The material related party transactions are summarized as follows:
		For the Years Ended December 31,
		2023	2022	2021
Continuing franchise fee to Tim Hortons Restaurants International GmbH	(i)	51,697,551	31,882,569	15,576,324
Continuing franchise fee to PLK APAC Pte. Ltd.	(i)	488,633	-	-
Upfront franchise fee to Tim Hortons Restaurants International GmbH	(ii)	27,318,877	23,553,799	24,265,373
Upfront franchise fee to PLK APAC Pte. Ltd	(ii)	513,564	-	-
Purchase of coffee beans from TDL Group Corp	(iii)	63,400,907	49,135,749	28,168,228
Provision of consumer research service to THRI		-	-	428,148
Services provided by Pangaea Data Tech (Shanghai) Co., Ltd	(iv)	8,778,892	7,206,906	-
Reimbursements to Cartesian Capital Group, LLC	(vi)	-	1,845,960	-
(i)	Pursuant to the master development agreement between the Company and THRI and PLK, pays continuing franchise fee based on certain percentage of revenue generated from Company owned and operated stores and franchise stores, and such continuing franchise fee was recorded in Franchise and royalty expenses.
(ii)	Pursuant to the master development agreement between the Company and THRI and PLK, the Company pays upfront franchise fee for each newly opened store to THRI and PLK during the term of the master development contract. The amortization expense of upfront franchise fee in the amount of RMB1,837,556, RMB334,034 and nil for the years ended December 31, 2023, 2022 and 2021, respectively, are included in Franchise and royalty expense financial caption.
(iii)	The Company purchased coffee beans from TDL Group Corp. for its daily operation in the amount of RMB63,400,907, RMB49,135,749 and RMB28,168,228 for the year ended December 31, 2023, 2022 and 2021, respectively.

The Company sold and recognized coffee beans purchased from TDL Group Corp.for its daily operation in the costs of food and packaging in the amount of RMB72,109,353, RMB36,862,860 and RMB19,521,561 for the year ended December 31, 2023, 2022 and 2021, respectively.

(iv)	Pangaea Data Tech (Shanghai) Co., Ltd. (“DataCo”) provides various data maintenance and management services, technical supports and consulting services in support of the operation of the Company. RMB998,515,RMB550,000, and nil for the years ended December 31, 2023, 2022 and 2021, respectively of purchased services are recognized in other operating expenses, respectively while RMB7,780,377, RMB6,656,906 and nil are capitalized in property and equipment for the years ended December 31, 2023, 2022 and 2021 respectively.
(v)	On March 30, 2023, the Company acquired Popeyes China. As part of the consideration, the Company is obligated to pay Deferred Contingent Consideration. See Note 3 for details of Popeyes Transaction involving Pangaea Three Acquisition Holdings IV, Limited.
(vi)	Cartesian Capital Group, LLC paid travel and entertainment expenses relating to Company’s directors on behalf of the Company.

Schedule of Amount Due to Related Parties	Amount due to related parties:
		December 31, 2023	December 31, 2022
Current
TDL Group Corp	(iii)	4,033,513	9,690,952
Tim Hortons Restaurants International GmbH	(i)(ii)	44,809,370	10,390,081
PLK APAC Pte. Ltd.	(v)	1,002,196	-
Pangaea Data Tech (Shanghai) Co., Ltd	(iv)	2,209,363	1,470,000
Cartesian Capital Group, LLC	(vi)	949,766	933,930
Subtotal		53,004,208	22,484,963
Non-current
Pangaea Three Acquisition Holdings IV, Limited	(v)	84,779,919	-
PLK APAC Pte. Ltd.	(v)	9,419,991	-
Subtotal		94,199,910	-

Total		147,204,118	22,484,963